Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

Note 10 - Equity

A.

The Company’s authorized share capital is 1,000,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.

On August 21, 2020 the ratio between ADSs and shares was changed from 1:1 to 1:10 (each 1 ADS equal 10 shares).

B.	The Company’s share capital

	As of December 31, 2023		As of December 31, 2022
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	252,379	1,000,000	184,815
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

C.	Changes in share capital during the year

	For the year ended December 31
	2023	2022	2021
	Number of ADSs in thousands
Issued as at January 1	18,482	17,800	17,211
Issuance of ADSs (See D below and 5C)	6,388	544	126
Vesting of RSUs	368	138	163
Exercise of warrants	-	-	300

Issued as at December 31	25,238	18,482	17,800

D.	Financing rounds

1.

On October 19, 2023, in a registered direct offering on the NASDAQ, the Company raised USD 5 million gross (approximately USD 4.3 million net of placement agent fees). In this registered direct offering, the Company issued an aggregate of 2,430,000 ADSs at a purchase price of USD 1.15 per ADS and pre-funded warrants to purchase up to 1,917,827 ADS. The Company also issued unregistered warrants to purchase up to an aggregate of 4,347,827 ADSs (hereinafter the “October 2023 warrants”) which are immediately exercisable, that were recorded as a liability at their fair value at a value of USD 5,348 thousand. The October 2023 warrants have a term of five and a half years and have an exercise price of USD 1.25 per ADS. During 2023, no warrants were exercised.

In connection with the offering and effective upon October 19, 2023, the Company amended certain existing warrants to purchase up to an aggregate of 631,556 ADSs that were previously issued in June 2020 and June 2018 at exercise prices of $9.00 and $28.00 per ADS, respectively, such that the amended warrants have a reduced exercise price of $1.25 per ADS and an extended term of five and a half years from the closing of the offering. The company recorded USD 761 thousand in issuance expenses in relation to the amendment. During 2023, no warrants were exercised.

In addition, the Company issued to the placement agent (or its designees) unregistered compensation warrants to purchase up to 304,348 ADSs at a value of USD 357 thousand at an exercise price of USD 1.4375 per ADS. The unregistered placement agent warrants are immediately exercisable and have a term of five years from the date of October 19, 2023.

In connection with the October 2023 Offering, the Company issued 699,495 ADSs pursuant to an anti-dilution mechanism of that certain Lock-Up and Registration Rights Agreements entered into with former Immunorizon shareholders in connection with the acquisition of Immunorizon in February 2023 (refer to Note 5C).

2.

On June 9, 2021, the Company entered into sales agreement with Jefferies LLC, for the sale of ADSs. In accordance with the terms of the sales agreement, the Company may offer and sell ADSs from time to time through Jefferies, acting as the Company’s agent. The Company originally filed a prospectus for a $50.0 million “at the market” equity offering program (“ATM Program”), but the aggregate offering price was subsequently reduced to $21.0 million on March 23, 2022, and to $3.0 million on October 17, 2023. During 2023, 2022 and 2021 the Company sold, under the ATM Program, 1,044,040, 543,400 and 126,160 ADSs at an average price of $1.63, $2.65 and $4.46 per ADS and raised USD 1.56 million, USD 1.49 million and USD 0.56 million gross (approximately USD 1.5 million, USD 1.44 million and USD 0.54 million net of placement agent fees), respectively.

E.	Other equity transactions

	1.	During 2023, the Company issued 3,680 thousand ordinary shares on account of vested RSUs granted in 2021, 2022 and 2023 to officers, board members and employees.

	2.	During 2022, the Company issued 1,380 thousand ordinary shares on account of vested RSUs granted in 2020 and 2021 to officers, board members and employees.

	3.	During 2021, the Company issued 1,634 thousand ordinary shares on account of vested RSUs granted in 2020 to officers, board members and employees.

4.	In February 2023 the Company acquired Immunoraizon – see note 5C.

F.	Non-controlling interests

The following table summarizes the information relating to Tyrnovo that has non-controlling interests of 1.53%, before any intra-group eliminations:

	December 31, 2023	December 31, 2022
TyrNovo Ltd.	in USD thousands

Non-current assets	6	10
Current assets	247	428
Current liabilities	(23,419)	(17,240)
Net assets	(23,166)	(16,802)
Net assets attributable to non-controlling interests	(355)	(258)
Loss for the year	6,365	5,983
Loss allocated to non-controlling interests	97	92